Loans and asset quality- Details of Loan Distribution and Industry Concentrations of Credit Risk (Parenthetical) (Detail) (Lease financings, USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Lease financings
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unearned income on lease financings	$ 1,020	$ 1,135